NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2005	Dec. 31, 2007	Nov. 03, 2005
Percentage Of Definitive Joint Venture Agreement			50.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 625,066	$ 10,000
Granted Request For Summary Judgment Awarded	311,440
Return Of Common Stock (in Shares)	266,667
Debt Conversion, Original Debt, Amount Three			$ 0.50